MERRILL LYNCH
                                            S&P 500
                                            INDEX FUND

                                            Merrill Lynch
                                            Index Funds, Inc.



                              [GRAPHIC OMITTED]

                              STRATEGIC
                                       Performance



                                            Semi-Annual Report
                                            June 30, 1999

                        Merrill Lynch S&P 500 Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary


Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536


Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

DEAR SHAREHOLDER

The equity market's first quarter rally led the Standard & Poor's 500 Composite (S&P 500) Index to its first-ever close above the 1,300 level on March 15, 1999. In April, optimism regarding corporate earnings prospects powered the equity market's continued broad-based advance. During that month, the Dow Jones Industrial Average, which is heavily weighted with cyclical stocks, posted its best one-month gain since January 1987. In comparison, the unmanaged S&P 500 Index produced a more modest total return of +3.87% for the same month. The market displayed evidence of a rotation out of long-favored growth stocks into value stocks. The S&P 500 Index's energy, basic industries and capital goods sectors were the best-performing groups during the month, and in direct contrast to the trend of recent history, small and mid cap stocks handily outperformed large cap issues during April.

Trading once again became choppy in May, as renewed fears of inflation began to take their toll on both the 30-year US Treasury bond and the equity market. While small stocks continued to advance during the month of May, the S&P 500 Index (which reached an all-time high of 1,367.56 on May 13) fell back below the 1,300 level by May 25, 1999. Powered by a 20-point rally on the last day of trading, the S&P 500 Index once again managed to finish the month just above the 1,300 level, which it had first broken through more than two months earlier.

Mired by mixed signals regarding an uncertain inflationary outlook, the S&P 500 Index spent most of June in a narrow range around the 1,300 level. Four weeks of this trading range were all but forgotten on the last three days of the month, as renewed evidence of still moderate inflationary pressures in the economy put such fears into the background yet again. A strong rally saw the S&P 500 Index gain over 57 points in the last three days of June. This momentum was capped off by the Federal Reserve Board's modest increase of 25 basis points (0.25%) in the Federal Funds rate and its shift to a neutral bias on the last day of the month. This allowed the S&P 500 Index to finish the first half of 1999 at yet another record high of 1,372.71, surpassing the level reached in the middle of May. For the three-month and six-month periods ended June 30, the S&P 500 Index had total returns of +7.05% and +12.38%, respectively. However, unlike most recent periods, the latest leg of the bull market in US equities was led in the second quarter by mid-capitalization and smaller-capitalization stocks, as the unmanaged S&P MidCap Index and S&P Small Cap Index both posted double-digit advances during the second quarter of 1999.

Portfolio Matters

For the three months ended June 30, 1999, the Fund's Class A and Class D Shares had total returns of +6.92% and +6.88%, respectively. This compares to the Fund's benchmark, the unmanaged S&P 500 Index, which had a total return of +7.05% for the same three-month period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

The Fund invests all of its assets in Merrill Lynch S&P 500 Index Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the S&P 500 Index, plus a long position in S&P 500 futures contracts, which are used to convert most daily cash flows into the Series to equity exposure. The Fund closed the first half of 1999 with record net assets of $1.6 billion. This represents growth of more than 11% over the Fund's net assets of $1.5 billion at the end of the first quarter of 1999, and 46% higher than the Fund's net assets of $1.1 billion at the end of 1998. Net new cash inflows into the Fund totaled $58.8 million during the June quarter. Nearly all of the Series' assets are held in the form of a fully replicating portfolio of all 500 stocks in the Index. Incremental cash inflows are typically invested through the use of S&P 500 futures contracts. As the inventory of futures contracts increases, the Series looks for opportunities to swap out of its holdings of futures contracts and replace them with incremental positions of all 500 stocks in the Index.

At June 30, 1999, the Series' equity portfolio was valued at $1.6 billion, which represented more than 98% of net assets. In addition, the Series held a long position of S&P 500 July 1999 futures contracts representing an underlying value of $30.7 million. Through its holdings of equities and futures contracts, it is our goal for the Series to be 100% invested in the S&P 500 Index at all times.

The first half of 1999 was an active period for composition changes within the Index. In response to this activity, we initiated positions in the following stocks during the first quarter of the year: McKesson HBOC, Inc., SouthTrust Corporation, AmSouth Bancorporation, CenturyTel, Inc. and Kansas City Southern Industries, Inc. In the second quarter of 1999, we added: Watson Pharmaceutical, CMS Energy Corporation, AFLAC Incorporated, Delphi Automotive Systems Corporation, PaineWebber Group Inc., Wellpoint Health Networks Inc., Nabisco Group Holdings Corp., Florida Progress Corporation, Office Depot, Inc., Network Appliance, Inc., Best Buy Co., Inc. and Vulcan Materials Company.

In Conclusion

We appreciate your investment in Merrill Lynch S&P 500 Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.


Sincerely,

/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager


August 10, 1999


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                                     2 & 3

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

PERFORMANCE DATA (concluded)

===============================================================================================
Recent Performance Results
                                                  12 Month       3 Month        Since Inception
                                                Total Return   Total Return      Total Return
===============================================================================================
ML S&P 500 Index Fund Class A Shares*              +22.32%        +6.92%            +87.92%
-----------------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*              +21.99         +6.88             +86.91
-----------------------------------------------------------------------------------------------
S&P 500 Index**                                    +22.76         +7.05             +89.34
===============================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.
** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97.

================================================================================
Average Annual Total Return

                                                  % Return
==========================================================
Class A Shares
==========================================================
Year Ended 6/30/99                                 +22.32%
----------------------------------------------------------
Inception (4/03/97) through 6/30/99                +32.51
----------------------------------------------------------

                                                  % Return
==========================================================
Class D Shares
==========================================================
Year Ended 6/30/99                                 +21.99%
----------------------------------------------------------
Inception (4/03/97) through 6/30/99                +32.19
----------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND      As of June 30, 1999
====================================================================================================================================
Assets:         Investment in Merrill Lynch S&P 500 Index Series, at value
                  (identified cost--$1,288,630,039)(Note 1a) .....................................                   $1,637,299,852
                Deferred organization expenses (Note 1d) .........................................                           14,187
                Prepaid registration fees and other assets (Note 1d) .............................                           45,226
                                                                                                                     --------------
                Total assets .....................................................................                    1,637,359,265
                                                                                                                     --------------
====================================================================================================================================
Liabilities:    Payables:
                  Administrative fees (Note 2) ...................................................   $    281,766
                  Distributor (Note 2) ...........................................................        158,851           440,617
                                                                                                     ------------
                Accrued expenses .................................................................                          202,291
                                                                                                                     --------------
                Total liabilities ................................................................                          642,908
                                                                                                                     --------------
====================================================================================================================================
Net Assets:     Net assets .......................................................................                   $1,636,716,357
                                                                                                                     ==============
====================================================================================================================================
Net Assets      Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized .                   $        5,225
Consist of:     Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized .                            4,333
                Paid-in capital in excess of par .................................................                    1,278,608,364
                Undistributed investment income--net .............................................                        7,713,385
                Undistributed realized capital gains on investments from the Series--net .........                        1,715,237
                Unrealized appreciation on investments from the Series--net ......................                      348,669,813
                                                                                                                     --------------
                Net assets .......................................................................                   $1,636,716,357
                                                                                                                     ==============
====================================================================================================================================
Net Asset       Class A--Based on net assets of $895,694,159 and 52,254,628 shares outstanding ...                   $        17.14
Value:                                                                                                               ==============
                Class D--Based on net assets of $741,022,198 and 43,333,322 shares outstanding ...                   $        17.10
                                                                                                                     ==============
====================================================================================================================================

                See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND               For the Six Months Ended June 30, 1999
====================================================================================================================================
Investment Income        Investment income allocated from the Series .............................                   $  10,520,419
(Note 1b):               Expenses allocated from the Series ......................................                        (599,929)
                                                                                                                     -------------
                         Net investment income from the Series ...................................                       9,920,490
                                                                                                                     -------------
====================================================================================================================================
Expenses:                Administration fee (Note 2) .............................................     $ 1,409,066
                         Account maintenance fee -- Class D (Note 2) .............................         741,843
                         Transfer agent fees (Note 2) ............................................         429,398
                         Registration fees (Note 1d) .............................................          91,698
                         Printing and shareholder reports ........................................          63,520
                         Professional fees .......................................................           8,216
                         Amortization of organization expenses (Note 1d) .........................           2,004
                         Accounting services (Note 2) ............................................             592
                                                                                                       -----------
                         Total expenses ..........................................................                       2,746,337
                                                                                                                     -------------
                         Investment income--net ..................................................                       7,174,153
                                                                                                                     -------------
====================================================================================================================================
Realized &               Realized gain on investments from the Series--net .......................                       1,449,997
Unrealized               Change in unrealized appreciation on investments from the Series--net ...                     157,404,260
Gain from the                                                                                                        -------------
Series -- Net:           Net Increase in Net Assets Resulting from Operations ....................                   $ 166,028,410
                                                                                                                     =============
====================================================================================================================================

                       See Notes to Financial Statements.


                                     4 & 5

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                For the Six          For the
S&P 500                                                                                      Months Ended        Year Ended
INDEX FUND         Increase (Decrease) in Net Assets:                                       June 30, 1999       Dec. 31, 1998
===============================================================================================================================
Operations:        Investment income--net ..............................................   $    7,174,153      $   10,753,894
                   Realized gain on investments from the Series--net ...................        1,449,997          38,594,938
                   Change in unrealized appreciation on investments from the Series--net      157,404,260         145,214,701
                                                                                           --------------      --------------
                   Net increase in net assets resulting from operations ................      166,028,410         194,563,533
                                                                                           --------------      --------------
===============================================================================================================================
Dividends &        Investment income--net
Distributions to     Class A ...........................................................               --          (6,818,554)
Shareholders         Class D ...........................................................               --          (3,415,559)
(Note 1e):         Realized gain on investments from the Series--net
                     Class A ...........................................................               --         (25,172,753)
                     Class D ...........................................................               --         (15,177,398)
                                                                                           --------------      --------------
                   Net decrease in net assets resulting from dividends and
                     distributions to shareholders .....................................               --         (50,584,264)
                                                                                           --------------      --------------
===============================================================================================================================
Capital Share      Net increase in net assets derived from capital share transactions ..      352,762,934         371,363,058
Transactions                                                                               --------------      --------------
(Note 4):
===============================================================================================================================
Net Assets:        Total increase in net assets ........................................      518,791,344         515,342,327
                   Beginning of period .................................................    1,117,925,013         602,582,686
                                                                                           --------------      --------------
                   End of period* ......................................................   $1,636,716,357      $1,117,925,013
                                                                                           ==============      ==============
===============================================================================================================================
                 * Undistributed investment income--net ................................   $    7,713,385      $      539,232
                                                                                           ==============      ==============
===============================================================================================================================

                   See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                                       Class A
                                                                                     -----------------------------------------------
MERRILL LYNCH      The following per share data and ratios have been derived          For the Six      For the      For the Period
S&P 500            from information provided in the financial statements.             Months Ended    Year Ended   April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Asset Value:                           June 30, 1999   Dec. 31, 1998   Dec. 31, 1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ...........................    $    15.30     $    12.55      $    10.00
Operating                                                                              ----------     ----------      ----------
Performance:       Investment income--net .........................................           .09            .18             .11
                   Realized and unrealized gain on investments from the Series--net          1.75           3.33            2.97
                                                                                       ----------     ----------      ----------
                   Total from investment operations ...............................          1.84           3.51            3.08
                                                                                       ----------     ----------      ----------
                   Less dividends and distributions:
                     Investment income--net .......................................            --           (.16)           (.11)
                     Realized gain on investments from the Series--net ............            --           (.60)           (.42)
                                                                                       ----------     ----------      ----------
                   Total dividends and distributions ..............................            --           (.76)           (.53)
                                                                                       ----------     ----------      ----------
                   Net asset value, end of period .................................    $    17.14     $    15.30      $    12.55
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Total Investment   Based on net asset value per share .............................        12.03%**       28.24%          30.80%**
Return:                                                                                ==========     ==========      ==========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ...............................          .37%*          .39%            .40%*
Net Assets:                                                                            ==========     ==========      ==========
                   Expenses++ .....................................................          .37%*          .40%            .57%*
                                                                                       ==========     ==========      ==========
                   Investment income--net .........................................         1.12%*         1.27%           1.71%*
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .......................    $  895,694     $  682,669      $  445,016
Data:                                                                                  ==========     ==========      ==========
====================================================================================================================================

                                                                                                       Class D
                                                                                     -----------------------------------------------
MERRILL LYNCH      The following per share data and ratios have been derived          For the Six      For the      For the Period
S&P 500            from information provided in the financial statements.             Months Ended    Year Ended   April 3, 1997+ to
INDEX FUND         Increase (Decrease) in Net Asset Value:                           June 30, 1999   Dec. 31, 1998   Dec. 31, 1997
====================================================================================================================================
Per Share          Net asset value, beginning of period ...........................    $    15.28     $    12.54      $    10.00
Operating                                                                              ----------     ----------      ----------
Performance:       Investment income--net .........................................           .07            .11             .11
                   Realized and unrealized gain on investments from the Series--net          1.75           3.37            2.95
                                                                                       ----------     ----------      ----------
                   Total from investment operations ...............................          1.82           3.48            3.06
                                                                                       ----------     ----------      ----------
                   Less dividends and distributions:
                     Investment income--net .......................................            --           (.14)           (.10)
                     Realized gain on investments from the Series--net ............            --           (.60)           (.42)
                                                                                       ----------     ----------      ----------
                   Total dividends and distributions ..............................            --           (.74)           (.52)
                                                                                       ----------     ----------      ----------
                   Net asset value, end of period .................................    $    17.10     $    15.28      $    12.54
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Total Investment   Based on net asset value per share .............................        11.91%**       27.95%          30.53%**
Return:                                                                                ==========     ==========      ==========
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ...............................          .62%*          .64%            .65%*
Net Assets:                                                                            ==========     ==========      ==========
                   Expenses++ .....................................................          .62%*          .65%            .82%*
                                                                                       ==========     ==========      ==========
                   Investment income--net .........................................          .88%*         1.00%           1.47%*
                                                                                       ==========     ==========      ==========
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .......................    $  741,022     $  435,256      $  157,567
Data:                                                                                  ==========     ==========      ==========

====================================================================================================================================

                 + Commencement of operations.
                ++ Includes the Fund's share of the Series' allocated expenses. ** Aggregate total investment return.
                 * Annualized.

                   See Notes to Financial Statements.


                                     6 & 7

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses -- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the six months ended June 30, 1999 were $463,938,383 and $113,633,577, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $352,762,934 and $371,363,058 for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         26,126,788       $ 419,281,608
Shares redeemed ........................        (18,503,857)       (304,270,673)
                                                -----------       -------------
Net increase ...........................          7,622,931       $ 115,010,935
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year Ended                                     Dollar
December 31, 1998                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         37,535,322       $ 523,733,579
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          2,106,793          30,969,855
                                                -----------       -------------
Total issued ...........................         39,642,115         554,703,434
Shares redeemed ........................        (30,483,660)       (411,225,731)
                                                -----------       -------------
Net increase ...........................          9,158,455       $ 143,477,703
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         21,325,330       $ 342,532,036
Shares redeemed ........................         (6,480,318)       (104,780,037)
                                                -----------       -------------
Net increase ...........................         14,845,012       $ 237,751,999
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year Ended                                     Dollar
December 31, 1998                                  Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         25,706,795       $ 363,953,608
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................          1,037,731          15,244,271
                                                -----------       -------------
Total issued ...........................         26,744,526         379,197,879
Shares redeemed ........................        (10,821,319)       (151,312,524)
                                                -----------       -------------
Net increase ...........................         15,923,207       $ 227,885,355
                                                ===========       =============
--------------------------------------------------------------------------------


                                     8 & 9

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS

  Merrill Lynch S&P 500 Index Series
  ------------------------------------------------------------------------------
                                                       Shares           Value
  Issue                                                 Held          (Note 1a)
  ==============================================================================
  Common Stocks

+ 3Com Corporation ................................     51,787   $    1,382,066
+ The AES Corporation .............................     27,310        1,587,394
  AFLAC Incorporated ..............................     38,238        1,830,644
  ALLTEL Corporation ..............................     40,262        2,878,733
+ ALZA Corporation ................................     14,427          733,974
+ AMR Corporation .................................     21,975        1,499,794
  ASARCO Incorporated .............................      5,675          106,761
  AT&T Corp. ......................................    455,375       25,415,617
  Abbott Laboratories .............................    217,577        9,899,753
  Adobe Systems Incorporated ......................      8,720          716,130
  Adolph Coors Company (Class B) ..................      5,279          261,310
+ Advanced Micro Devices, Inc. ....................     20,977          378,897
  Aetna Inc. ......................................     20,176        1,804,491
  Air Products and Chemicals, Inc. ................     32,835        1,321,609
  Alberto-Culver Company (Class B) ................      8,061          214,624
  Albertson's, Inc. ...............................     60,118        3,099,871
  Alcan Aluminium Ltd. ............................     32,341        1,032,891
  Alcoa Inc. ......................................     52,886        3,272,321
  Allegheny Teledyne Incorporated .................     27,577          623,930
  Allergan Inc. ...................................      9,529        1,057,719
  AlliedSignal Inc. ...............................     79,093        4,982,859
  The Allstate Corporation ........................    115,484        4,142,988
  AmSouth Bancorporation ..........................     25,222          584,835
  Amerada Hess Corporation ........................     12,928          769,216
  Ameren Corporation ..............................     19,629          753,263
+ America Online, Inc. ............................    155,485       17,181,092
  American Electric Power Company, Inc. ...........     27,580        1,035,974
  American Express Company ........................     64,477        8,390,070
  American General Corporation ....................     35,904        2,706,264
  American Greetings Corporation
     (Class A) ....................................      9,645          290,556
  American Home Products Corporation ..............    187,422       10,776,765
  American International Group, Inc. ..............    177,286       20,753,542
  Ameritech Corporation ...........................    157,274       11,559,639
+ Amgen Inc. ......................................     73,269        4,460,250
  Anadarko Petroleum Corporation ..................     17,312          637,298
+ Andrew Corporation ..............................     11,777          223,027
  Anheuser-Busch Companies, Inc. ..................     68,074        4,828,999
  Aon Corporation .................................     36,657        1,512,101
  Apache Corporation ..............................     16,002          624,078
+ Apple Computer, Inc. ............................     22,769        1,054,489
+ Applied Materials, Inc. .........................     53,375        3,943,078
  Archer-Daniels-Midland Company ..................     84,162        1,299,251
  Armstrong World Industries, Inc. ................      5,724          330,919
  Ashland Inc. ....................................     10,471          420,149
  Associates First Capital Corporation
     (Class A) ....................................    104,244        4,619,312
  Atlantic Richfield Company (ARCO) ...............     46,073        3,849,975
  Autodesk, Inc. ..................................      8,481          250,720
  Automatic Data Processing, Inc. .................     88,545        3,895,980
+ AutoZone, Inc. ..................................     21,413          645,067
  Avery Dennison Corporation ......................     16,274          982,543
  Avon Products, Inc. .............................     37,471        2,079,640
  The B.F. Goodrich Company .......................     10,648          452,540
  BB&T Corporation ................................     44,991        1,650,607
+ BMC Software, Inc. ..............................     33,765        1,823,310
  Baker Hughes Incorporated .......................     46,855        1,569,642
  Ball Corporation ................................      4,410          186,322
  Bank of America Corporation .....................    249,701       18,306,205
  The Bank of New York Company, Inc. ..............    108,922        3,996,076
  Bank One Corporation ............................    169,002       10,066,182
  BankBoston Corporation ..........................     42,456        2,170,563
  Barrick Gold Corporation ........................     55,806        1,081,241
+ Battle Mountain Gold Company ....................     32,874           80,130
  Bausch & Lomb Incorporated ......................      8,163          624,469
  Baxter International Inc. .......................     41,729        2,529,821
  The Bear Stearns Companies Inc. .................     16,662          778,948
  Becton, Dickinson and Company ...................     35,736        1,072,080
  Bell Atlantic Corporation .......................    222,141       14,522,468
  BellSouth Corporation ...........................    271,051       12,705,516
  Bemis Company, Inc. .............................      7,491          297,767
+ Best Buy Co., Inc. ..............................     29,436        1,986,929
  Bestfoods .......................................     39,989        1,979,456
+ Bethlehem Steel Corporation .....................     18,673          143,549
  Biomet, Inc. ....................................     16,038          637,510
  The Black & Decker Corporation ..................     12,450          785,906
  The Boeing Company ..............................    139,394        6,159,472
  Boise Cascade Corporation .......................      8,089          346,816
+ Boston Scientific Corporation ...................     56,621        2,487,785
  Briggs & Stratton Corporation ...................      3,331          192,365
  Bristol-Myers Squibb Company ....................    284,184       20,017,210
  Brown-Forman Corporation (Class B) ..............      9,825          640,467
  Browning Ferris .................................     22,449          965,307
  Brunswick Corporation ...........................     13,156          366,723
  Burlington Northern Santa Fe Corp. ..............     67,240        2,084,440
  Burlington Resources Inc. .......................     25,384        1,097,858
  C.R. Bard, Inc. .................................      7,355          351,661
+ CBS Corporation .................................    101,877        4,425,282
  CIGNA Corporation ...............................     29,116        2,591,324
  CMS Energy Corporation ..........................     16,793          703,207
  CSX Corporation .................................     31,078        1,408,222
  CVS Corporation .................................     55,931        2,838,498
+ Cabletron Systems, Inc. .........................     24,655          320,515
  Campbell Soup Company ...........................     62,420        2,894,727
  Capital One Financial Corporation ...............     28,265        1,574,007
  Cardinal Health, Inc. ...........................     38,957        2,498,118
  Carnival Corporation ............................     87,765        4,256,602
  Carolina Power & Light Company ..................     21,642          926,548
  Case Corporation ................................     10,598          510,029
  Caterpillar Inc. ................................     50,920        3,055,200
+ Cendant Corporation .............................    109,914        2,253,237
  Centex Corporation ..............................      8,523          320,145
  Central & South West Corporation ................     30,400          710,600
  CenturyTel, Inc. ................................     19,937          792,496
+ Ceridian Corporation ............................     20,663          675,422
  Champion International Corporation ..............     13,682          655,026
  The Charles Schwab Corporation ..................     58,417        6,418,568
  The Chase Manhattan Corporation .................    120,962       10,478,333
  Chevron Corporation .............................     93,784        8,927,064
  The Chubb Corporation ...........................     23,137        1,608,021
  Cincinnati Financial Corporation ................     23,628          887,527
  Cinergy Corp. ...................................     22,735          727,520
  Circuit City Stores--Circuit City Group .........     14,385        1,337,805
+ Cisco Systems, Inc. .............................    457,134       29,485,143
  Citigroup Inc. ..................................    483,573       22,969,717
+ Clear Channel Communications, Inc.                    47,522        3,276,048
  The Clorox Company ..............................     16,887        1,803,743
  The Coastal Corporation .........................     30,512        1,220,480
  The Coca-Cola Company ...........................    353,125       22,070,312
  Coca-Cola Enterprises Inc. ......................     60,736        1,806,896
  Colgate-Palmolive Company .......................     41,815        4,129,231
  Columbia Energy Group ...........................     11,834          741,844
  Columbia/HCA Healthcare Corporation .............     81,295        1,854,542
  Comcast Corporation (Class A) ...................    105,959        4,072,799
  Comerica Incorporated ...........................     22,358        1,328,904
  Compaq Computer Corporation .....................    243,279        5,762,671
  Computer Associates International, Inc ..........     76,752        4,221,360
+ Computer Sciences Corporation ...................     22,740        1,573,324
+ Compuware Corporation ...........................     52,624        1,674,101
  ConAgra, Inc. ...................................     69,866        1,860,182
  Conseco, Inc. ...................................     46,297        1,409,165
  Consolidated Edison, Inc. .......................     32,518        1,471,439
  Consolidated Natural Gas Company ................     13,699          832,214
+ Consolidated Stores Corporation .................     15,649          422,523
  Constellation Energy Group ......................     21,355          632,642
  Cooper Industries, Inc. .........................     13,496          701,792
  Cooper Tire & Rubber Company ....................     10,844          256,189
  Corning Incorporated ............................     34,946        2,450,588
+ Costco Companies, Inc. ..........................     31,434        2,516,685
  Countrywide Credit Industries, Inc. .............     16,120          689,130
  Crane Co. .......................................      9,731          305,918
  Crown Cork & Seal Company, Inc. .................     17,504          498,864
  Cummins Engine Company, Inc. ....................      5,995          342,464
  Cyprus Amax Minerals Company ....................     12,944          196,587
  DTE Energy Company ..............................     20,758          830,320
  Dana Corporation ................................     23,770        1,094,906
  Danaher Corporation .............................     19,378        1,126,346
  Darden Restaurants, Inc. ........................     19,151          417,731
+ Data General Corporation ........................      7,243          105,476
  Dayton Hudson Corporation .......................     63,350        4,117,750
  Deere & Company .................................     33,160        1,313,965
+ Dell Computer Corporation .......................    362,941       13,428,817
  Delphi Automotive Systems Corporation ...........     80,890        1,501,521
  Delta Air Lines, Inc. ...........................     20,084        1,157,340
  Deluxe Corporation ..............................     11,180          435,321
  Dillard's, Inc. (Class A) .......................     15,284          536,850
  Dollar General Corporation ......................     31,676          918,604
  Dominion Resources, Inc. ........................     27,471        1,189,838
  Dover Corporation ...............................     30,536        1,068,760
  The Dow Chemical Company ........................     31,441        3,989,077
  Dow Jones & Company, Inc. .......................     12,963          687,849
  Duke Energy Corporation .........................     52,122        2,834,134
  The Dun & Bradstreet Corporation ................     23,477          831,966
  E.I. du Pont de Nemours and Company .............    161,410       11,026,321
  EG&G, Inc. ......................................      6,471          230,529
+ EMC Corporation .................................    144,870        7,967,850
  Eastern Enterprises .............................      3,208          127,518
  Eastman Chemical Company ........................     11,188          578,979
  Eastman Kodak Company ...........................     46,039        3,119,142
  Eaton Corporation ...............................     10,275          945,300
  Ecolab Inc. .....................................     18,539          808,764
  Edison International ............................     49,687        1,329,127
  Electronic Data Systems Corporation .............     70,440        3,984,262
  Eli Lilly and Company ...........................    157,542       11,283,946
  Emerson Electric Co. ............................     62,287        3,916,295
  Engelhard Corporation ...........................     17,924          405,530
  Enron Corp. .....................................     50,606        4,137,040
  Entergy Corporation .............................     35,310        1,103,437
  Equifax Inc. ....................................     20,670          737,661
  Exxon Corporation++ .............................    347,429       26,795,462
+ FDX Corporation .................................     42,566        2,309,205
+ FMC Corporation .................................      4,545          310,480
  FPL Group, Inc. .................................     25,782        1,408,342
  Federal Home Loan Mortgage Association ..........     99,484        5,770,072
  Federal National Mortgage Association ...........    146,683       10,029,450


                                    10 & 11

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

  Merrill Lynch S&P 500 Index Series (continued)
  ------------------------------------------------------------------------------
                                                       Shares           Value
  Issue                                                 Held          (Note 1a)
  ==============================================================================
  Common Stocks (continued)

+ Federated Department Stores, Inc. ...............     29,849   $    1,580,131
  Fifth Third Bancorp .............................     38,449        2,559,262
  First Data Corporation ..........................     61,809        3,024,778
  First Union Corporation .........................    138,512        6,510,064
  FirstEnergy Corp. ...............................     33,581        1,041,011
  Firstar Corporation .............................     94,653        2,650,284
  Fleet Financial Group, Inc. .....................     81,628        3,622,242
  Fleetwood Enterprises, Inc. .....................      4,992          131,976
  Florida Progress Corporation ....................     13,890          573,831
  Fluor Corporation ...............................     10,839          438,989
  Ford Motor Company ..............................    173,266        9,778,700
  Fort James Corporation ..........................     31,570        1,195,714
  Fortune Brands, Inc. ............................     23,908          989,193
  Foster Wheeler Corporation ......................      5,802           81,953
  Franklin Resources, Inc. ........................     36,079        1,465,709
  Freeport-McMoRan Copper & Gold, Inc.
     (Class B) ....................................     23,392          419,594
  Frontier Corporation ............................     24,782        1,462,138
+ Fruit of the Loom, Inc. .........................     10,292          100,347
  GPU, Inc. .......................................     17,986          758,784
  GTE Corporation .................................    139,058       10,533,643
  Gannett Co., Inc. ...............................     39,982        2,853,715
  The Gap, Inc. ...................................    122,984        6,195,294
  Gateway Inc. ....................................     22,364        1,319,476
  General Dynamics Corporation ....................     18,252        1,250,262
  General Electric Company ........................    468,223       52,909,199
+ General Instrument Corporation ..................     24,702        1,049,835
  General Mills, Inc. .............................     21,871        1,757,882
  General Motors Corporation ......................     92,788        6,124,008
  Genuine Parts Company ...........................     25,624          896,840
  Georgia-Pacific Group ...........................     24,562        1,163,625
  The Gillette Company ............................    158,721        6,507,561
  The Goodyear Tire & Rubber Company ..............     22,307        1,311,930
  Golden West Financial Corporation ...............      8,028          786,744
  The Great Atlantic & Pacific
     Tea Company, Inc. ............................      5,460          184,616
  Great Lakes Chemical Corporation ................      8,361          385,129
+ Guidant Corporation .............................     43,237        2,224,003
  H & R Block, Inc. ...............................     13,909          695,450
  H.J. Heinz Company ..............................     51,443        2,578,580
+ HCR Manor Care, Inc. ............................     15,861          383,638
+ HEALTHSOUTH Corporation .........................     59,350          886,541
  Halliburton Company .............................     63,052        2,853,103
  Harcourt General, Inc. ..........................     10,171          524,442
+ Harrah's Entertainment, Inc. ....................     18,263          401,786
  Harris Corporation ..............................     11,411          447,169
  The Hartford Financial Services Group, Inc. .....     32,475        1,893,698
  Hasbro, Inc. ....................................     27,968          781,356
  Helmerich & Payne, Inc. .........................      7,076          168,497
  Hercules Incorporated ...........................     14,393          565,825
  Hershey Foods Corporation .......................     19,996        1,187,262
  Hewlett-Packard Company .........................    145,252       14,597,826
  Hilton Hotels Corporation .......................     36,959          524,356
  The Home Depot, Inc. ............................    212,036       13,663,070
  Homestake Mining Company ........................     37,233          304,845
  Honeywell Inc. ..................................     18,031        2,089,342
  Household International, Inc. ...................     68,605        3,250,162
+ Humana Inc. .....................................     23,950          309,853
  Huntington Bancshares Incorporated ..............     30,055        1,051,925
  IKON Office Solutions, Inc. .....................     21,280          319,200
  IMS Health Incorporated .........................     45,336        1,416,750
  ITT Industries, Inc. ............................     12,582          479,689
  Illinois Tool Works Inc. ........................     35,808        2,936,256
  Inco Limited ....................................     27,471          494,478
  Ingersoll-Rand Company ..........................     23,746        1,534,585
  Intel Corporation ...............................    474,823       28,251,968
  International Business Machines Corporation .....    259,712       33,567,776
  International Flavors & Fragrances Inc. .........     15,183          673,746
  International Paper Company .....................     58,748        2,966,774
  The Interpublic Group of Companies, Inc. ........     20,113        1,742,289
  J.C. Penney Company, Inc. .......................     37,737        1,832,603
  J.P. Morgan & Co., Incorporated .................     25,382        3,566,171
  Jefferson-- Pilot Corporation ...................     15,176        1,004,461
  Johnson & Johnson ...............................    192,547       18,869,606
  Johnson Controls, Inc. ..........................     12,155          842,493
  Jostens, Inc. ...................................      4,919          103,606
+ KLA-Tencor Corporation ..........................     12,575          815,803
  Kansas City Southern Industries, Inc. ...........     15,790        1,007,599
  Kaufman and Broad Home Corporation ..............      6,835          170,021
  Kellogg Company .................................     57,994        1,913,802
  Kerr-McGee Corporation ..........................     12,350          619,816
  KeyCorp .........................................     64,090        2,058,891
  Kimberly-Clark Corporation ......................     76,192        4,342,944
+ King World Productions, Inc. ....................     10,124          352,442
+ Kmart Corporation ...............................     70,848        1,164,564
  Knight Ridder, Inc. .............................     11,265          618,871
+ Kohl's Corporation ..............................     23,285        1,797,311
+ The Kroger Co. ..................................    118,213        3,302,576
+ LSI Logic Corporation ...........................     20,471          944,225
  Laidlaw Inc. ....................................     47,275          348,653
  Lehman Brothers Holdings, Inc. ..................     17,000        1,058,250
  The Limited, Inc. ...............................     30,505        1,384,164
  Lincoln National Corporation ....................     28,669        1,499,747
  Liz Claiborne, Inc. .............................      9,022          329,303
  Lockheed Martin Corporation .....................     56,430        2,102,017
  Loews Corporation ...............................     15,634        1,237,040
  Longs Drug Stores Corporation ...................      5,619          194,207
  Louisiana-Pacific Corporation ...................     15,370          365,037
  Lowe's Companies, Inc. ..........................     53,160        3,013,507
  Lucent Technologies Inc. ........................    435,020       29,336,681
  MBIA, Inc. ......................................     14,280          924,630
  MBNA Corporation ................................    114,739        3,513,882
+ MCI WorldCom Inc. ...............................    266,269       22,899,134
  MGIC Investment Corporation .....................     15,609          758,988
  Mallinckrodt Inc. ...............................     10,209          371,352
  Marriott International, Inc. (Class A) ..........     35,705        1,334,474
  Marsh & McLennan Companies, Inc. ................     37,670        2,844,085
  Masco Corporation ...............................     48,219        1,392,324
  Mattel, Inc. ....................................     59,622        1,576,257
  The May Department Stores Company ...............     47,818        1,954,561
  Maytag Corporation ..............................     12,653          881,756
  McDermott International, Inc. ...................      8,465          239,136
  McDonald's Corporation ..........................    194,329        8,028,217
  The McGraw-Hill Companies, Inc. .................     28,306        1,526,755
  McKesson HBOC, Inc. .............................     39,675        1,274,559
  The Mead Corporation ............................     14,525          606,419
+ MediaOne Group, Inc. ............................     86,656        6,445,040
  Medtronic, Inc. .................................     83,600        6,510,350
  Mellon Bank Corporation .........................     74,567        2,712,375
  Mercantile Bancorporation Inc. ..................     22,601        1,291,082
  Merck & Co., Inc. ...............................    337,807       24,997,718
  Meredith Corporation ............................      7,424          257,056
  Merrill Lynch & Co., Inc.+++ ....................     52,643        4,208,150
+ Micron Technology, Inc. .........................     35,833        1,444,518
+ Microsoft Corporation++ .........................    730,389       65,871,958
  Milacron Inc. ...................................      5,298           98,013
  Millipore Corporation ...........................      6,272          254,408
  Minnesota Mining and Manufacturing
     Company (3M) .................................     57,620        5,009,339
+ Mirage Resorts, Incorporated ....................     28,449          476,521
  Mobil Corporation ...............................    111,984       11,086,416
  Monsanto Company ................................     90,367        3,563,849
  Morgan Stanley Dean Witter & Co. ................     81,653        8,369,433
  Motorola, Inc. ..................................     86,293        8,176,262
  NACCO Industries, Inc. (Class A) ................      1,166           85,701
  NICOR, Inc. .....................................      6,829          259,929
  Nabisco Group Holdings Corp. ....................     46,512          909,891
  Nalco Chemical Company ..........................      9,415          488,403
  National City Corporation .......................     44,995        2,947,173
+ National Semiconductor Corporation ..............     24,037          608,437
  National Service Industries, Inc. ...............      5,846          210,456
+ Navistar International Corporation ..............      9,479          473,950
+ Network Appliance, Inc. .........................     10,249          572,663
  New Century Energies, Inc. ......................     16,450          638,466
  The New York Times Company
     (Class A) ....................................     25,259          929,847
  Newell Rubbermaid Inc. ..........................     40,323        1,875,020
  Newmont Mining Corporation ......................     23,943          475,867
+ Nextel Communications, Inc. (Class A) ...........     42,353        2,125,591
+ Niagara Mohawk Holdings Inc. ....................     26,788          430,282
  Nike, Inc. (Class B) ............................     40,247        2,548,138
  Nordstrom, Inc. .................................     20,345          681,558
  Norfolk Southern Corporation ....................     54,373        1,637,987
  Nortel Networks Corporation .....................     94,966        8,244,236
  Northern States Power Company ...................     21,982          531,690
  Northern Trust Corporation ......................     15,977        1,549,769
  Northrop Grumman Corporation ....................      9,844          652,780
+ Novell, Inc. ....................................     48,150        1,275,975
  Nucor Corporation ...............................     12,487          592,352
  ONEOK, Inc. .....................................      4,512          143,256
  Occidental Petroleum Corporation ................     49,800        1,052,025
+ Office Depot, Inc. ..............................     53,356        1,177,167
  Omnicom Group Inc. ..............................     25,599        2,047,920
+ Oracle Corporation ..............................    205,997        7,647,639
  Owens Corning ...................................      7,845          269,672
+ Owens-Illinois, Inc. ............................     22,305          729,095
  PACCAR Inc. .....................................     11,167          596,039
  PE Corp-PE Biosystems Group .....................      7,299          837,560
  PECO Energy Company .............................     27,450        1,149,469
  PG&E Corporation ................................     54,890        1,783,925
  PNC Bank Corp. ..................................     43,504        2,506,918
  PP&L Resources, Inc. ............................     22,567          693,935
  PPG Industries, Inc. ............................     24,859        1,468,235
  PacifiCorp. .....................................     42,576          782,334
  PaineWebber Group Inc. ..........................     20,899          977,028
  Pall Corporation ................................     17,816          395,293
+ Parametric Technology Corporation ...............     38,745          537,587
  Parker-Hannifin Corporation .....................     15,529          710,452
  Paychex, Inc. ...................................     35,197        1,121,904
+ PeopleSoft, Inc. ................................     34,452          594,297
  Peoples Energy Corporation ......................      5,063          190,812
  The Pep Boys-Manny, Moe & Jack ..................      7,512          162,447
  PepsiCo, Inc. ...................................    211,366        8,177,222


                                    12 & 13

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)

  Merrill Lynch S&P 500 Index Series (concluded)
  ------------------------------------------------------------------------------
                                                       Shares           Value
  Issue                                                 Held          (Note 1a)
  ==============================================================================
  Common Stocks (concluded)

  Pfizer Inc ......................................    185,217   $   20,327,566
  Pharmacia & Upjohn, Inc. ........................     72,519        4,119,986
  Phelps Dodge Corporation ........................      8,290          513,462
  Philip Morris Companies Inc. ....................    345,278       13,875,860
  Phillips Petroleum Company ......................     36,136        1,818,093
  Pioneer Hi-Bred International, Inc. .............     34,287        1,335,050
  Pitney Bowes Inc. ...............................     38,439        2,469,706
  Placer Dome Inc. ................................     46,606          550,533
  Polaroid Corporation ............................      6,304          174,148
  Potlatch Corporation ............................      4,127          181,330
  Praxair, Inc. ...................................     22,564        1,104,226
  The Procter & Gamble Company ....................    190,125       16,968,656
  The Progressive Corporation .....................     10,433        1,512,785
  Provident Companies, Inc. .......................     19,405          776,200
  Providian Financial Corporation .................     20,359        1,903,567
  Public Service Enterprise Group
     Incorporated .................................     31,421        1,284,333
  Pulte Corporation ...............................      6,170          142,296
  The Quaker Oats Company .........................     19,299        1,280,971
+ R.J. Reynolds Tobacco Holdings, Inc. ............          1               21
  R.R. Donnelley & Sons Company ...................     18,719          693,773
  Ralston Purina Group ............................     46,611        1,418,722
  Raychem Corporation .............................     11,085          410,145
  Raytheon Company (Class B) ......................     48,102        3,385,178
+ Reebok International Ltd. .......................      8,056          150,043
  Regions Financial Corporation ...................     32,064        1,232,460
  Reliant Energy, Inc. ............................     42,406        1,171,466
  Republic New York Corporation ...................     15,053        1,026,426
  Reynolds Metals Company .........................      9,225          544,275
  Rite Aid Corporation ............................     37,051          912,381
  Rockwell International Corporation ..............     27,247        1,655,255
  Rohm and Haas Company ...........................     30,442        1,305,192
+ Rowan Companies. Inc. ...........................     11,888          219,185
  Royal Dutch Petroleum Company
     (NY Registered Shares) .......................    306,860       18,488,315
  Russell Corporation .............................      4,887           95,297
  Ryder Systems, Inc. .............................     10,133          263,458
  SAFECO Corporation ..............................     19,496          860,261
  SBC Communications Inc. .........................    281,036       16,300,088
  SLM Holding Corporation .........................     23,309        1,067,844
  SUPERVALU INC. ..................................     17,061          438,254
  SYSCO Corporation ...............................     47,364        1,412,039
+ Safeway Inc. ....................................     71,066        3,517,767
  Sara Lee Corporation ............................    129,292        2,933,312
  Schering-Plough Corporation .....................    210,667       11,165,351
  Schlumberger Limited ............................     78,282        4,985,585
  Scientific-Atlanta, Inc. ........................     10,687          384,732
+ Seagate Technology, Inc. ........................     31,871          816,694
  The Seagram Company Ltd. ........................     61,290        3,087,484
+ Sealed Air Corporation ..........................     11,917          773,115
  Sears, Roebuck & Co. ............................     54,514        2,429,280
  Sempra Energy ...................................     34,345          777,056
  Service Corporation International ...............     38,922          749,248
  Shared Medical Systems Corporation ..............      3,805          248,276
  The Sherwin-Williams Company ....................     24,342          675,491
  Sigma-Aldrich Corporation .......................     14,377          495,108
+ Silicon Graphics, Inc. ..........................     27,015          442,371
  Snap-On Incorporated ............................      9,412          340,597
  Snynovus Financial Corp. ........................     38,790          770,951
+ Solectron Corporation ...........................     36,107        2,407,886
  Sonat Inc. ......................................     15,707          520,294
  The Southern Company ............................     99,805        2,644,833
  SouthTrust Corporation ..........................     23,945          918,889
  Southwest Airlines Co. ..........................     48,022        1,494,685
  Spring Industries, Inc. (Class A) ...............      2,564          111,855
  Sprint Corp. (FON Group) ........................    123,800        6,538,188
+ Sprint Corp. (PCS Group) ........................     62,929        3,594,819
+ St. Jude Medical, Inc. ..........................     12,039          428,889
  The St. Paul Companies, Inc. ....................     32,384        1,030,216
  The Stanley Works ...............................     12,699          408,749
+ Staples, Inc. ...................................     66,517        2,057,870
  State Street Corporation ........................     23,050        1,967,894
  Summit Bancorp. .................................     24,508        1,024,741
+ Sun Microsystems, Inc. ..........................    110,744        7,627,493
  SunTrust Banks, Inc. ............................     46,018        3,195,375
  Sunoco, Inc. ....................................     12,942          390,687
  The TJX Companies, Inc. .........................     46,039        1,533,674
  TRW Inc. ........................................     17,225          945,222
  Tandy Corporation ...............................     27,696        1,353,642
  Tektronix, Inc. .................................      6,708          202,498
+ Tellabs, Inc. ...................................     56,031        3,785,594
  Temple-Inland, Inc. .............................      7,954          542,861
+ Tenet Healthcare Corporation ....................     44,410          824,361
  Tenneco Inc. ....................................     24,345          581,237
  Texaco Inc. .....................................     76,775        4,798,438
  Texas Instruments Incorporated ..................     56,094        8,133,630
  Texas Utilities Company .........................     40,163        1,656,724
  Textron, Inc. ...................................     21,578        1,776,139
+ Thermo Electron Corporation .....................     22,594          453,292
  Thomas & Betts Corporation ......................      8,118          383,576
  Time Warner, Inc. ...............................    170,703       12,546,671
  The Times Mirror Company (Class A) ..............     10,292          609,801
  The Timken Company ..............................      8,880          173,160
  Torchmark Corporation ...........................     19,085          651,276
+ Toys "R" Us, Inc. ...............................     35,566          735,772
  Transamerica Corporation ........................     17,887        1,341,525
  Tribune Company .................................     16,992        1,480,428
+ Tricon Global Restaurants, Inc. .................     21,972        1,189,235
  Tupperware Corporation ..........................      8,258          210,579
  Tyco International Ltd. .........................    117,439       11,127,345
  U.S. Bancorp ....................................    104,024        3,536,816
  U S WEST, Inc. ..................................     72,054        4,233,172
+ US Airways Group, Inc. ..........................     10,566          460,281
+ UNUM Corporation ................................     19,901        1,089,580
  UST Inc. ........................................     25,200          737,100
  USX-Marathon Group ..............................     44,169        1,438,253
  USX-U.S. Steel Group ............................     12,612          340,524
  Unicom Corporation ..............................     31,076        1,198,368
  Unilever NV (NY Registered Shares) ..............     81,794        5,705,131
  Union Carbide Corporation .......................     19,017          927,079
  Union Pacific Corporation .......................     35,452        2,067,294
  Union Pacific Resources Group Inc. ..............     36,084          588,620
  Union Planters Corporation ......................     20,410          912,072
+ Unisys Corporation ..............................     38,586        1,502,442
  United HealthCare Corporation ...................     24,777        1,551,660
  United Technologies Corporation .................     69,000        4,946,437
  Unocal Corporation ..............................     34,655        1,373,204
  V. F. Corporation ...............................     17,159          733,547
+ Viacom, Inc. (Class B) ..........................     98,800        4,347,200
  Vulcan Materials Company ........................     14,684          708,503
+ W.R. Grace & Co. ................................      9,896          181,839
  W.W. Grainger, Inc. .............................     13,354          718,612
  Wachovia Corporation ............................     29,011        2,482,254
  Wal-Mart Stores, Inc. ...........................    636,838       30,727,433
  Walgreen Co. ....................................    143,332        4,210,377
  The Walt Disney Company .........................    294,698        9,080,382
  Warner-Lambert Company ..........................    121,731        8,445,088
  Washington Mutual, Inc. .........................     85,126        3,011,332
  Waste Management, Inc. ..........................     87,159        4,684,796
+ Watson Pharmaceutical ...........................     13,688          479,935
+ Wellpoint Health Networks Inc. ..................      9,664          820,232
  Wells Fargo Company .............................    236,528       10,111,572
  Wendy's International, Inc. .....................     17,659          499,970
  Westvaco Corporation ............................     14,365          416,585
  Weyerhaeuser Company ............................     28,708        1,973,675
  Whirlpool Corporation ...........................     10,775          797,350
  Willamette Industries, Inc. .....................     15,928          733,683
  The Williams Companies, Inc. ....................     61,877        2,633,640
  Winn-Dixie Stores, Inc. .........................     21,251          784,959
  Wm. Wrigley Jr. Company .........................     16,627        1,496,430
  Worthington Industries, Inc. ....................     13,144          215,233
  Xerox Corporation ...............................     94,637        5,589,498
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$1,260,460,858)--98.2%               1,607,990,616
  ==============================================================================
      Face
      Amount              Short-Term Obligations
  ==============================================================================
  Commercial Paper*
    $33,339,000       General Motors Acceptance Corp.,
                         5.63% due 7/01/1999                         33,339,000
  ==============================================================================
  Total Short-Term Obligations (Cost--$33,339,000)--2.1%             33,339,000
  ==============================================================================
  Total Investments (Cost--$1,293,799,858) -- 100.3%              1,641,329,616
  Variation Margin on Financial Futures Contracts**--0.0%               620,169
  Liabilities in Excess of Other Assets--(0.3%)                      (4,649,747)
                                                                 --------------
  Net Assets--100.0%                                             $1,637,300,038
                                                                 ==============
  ==============================================================================
  +   Non-income producing security.
  ++  Portion of securities held as collateral for open financial futures contracts.
  +++ An affiliate of the Series.
  *   Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of
      purchase by the Fund.
  **  Financial futures contracts purchased as of June 30, 1999 were as follows:
      --------------------------------------------------------------------------
      Number of                            Expiration             Value
      Contracts          Issue                Date            (Notes 1a & 1b)
      --------------------------------------------------------------------------
         89       S&P 500 Stock Index     September 1999        $30,742,825
      --------------------------------------------------------------------------
      Total Financial Futures Contracts
      Purchased (Total Contract Price--$29,616,728)             $30,742,825
                                                                ===========
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


                                    14 & 15

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX SERIES             As of June 30, 1999
============================================================================================================================
Assets:                  Investments, at value (identified cost--$1,293,799,858)
                           (Note 1a) ........................................................                 $1,641,329,616
                         Cash ...............................................................                        528,136
                         Receivables:
                           Securities sold ..................................................   $  8,812,126
                           Contributions ....................................................      3,256,480
                           Dividends ........................................................      1,384,031
                           Variation margin (Note 1b) .......................................        620,169      14,072,806
                                                                                                ------------
                         Deferred organization expenses (Note 1e) ...........................                          5,821
                         Prepaid expenses ...................................................                          9,216
                                                                                                              --------------
                         Total assets .......................................................                  1,655,945,595
                                                                                                              --------------
============================================================================================================================
Liabilities:             Payables:
                           Securities purchased .............................................     10,641,377
                           Withdrawals ......................................................      7,084,269
                           Investment adviser (Note 2) ......................................         70,455      17,796,101
                                                                                                ------------
                         Accrued expenses and other liabilities .............................                        849,456
                                                                                                              --------------
                         Total liabilities ..................................................                     18,645,557
                                                                                                              --------------
============================================================================================================================
Net Assets:              Net assets .........................................................                 $1,637,300,038
                                                                                                              ==============
============================================================================================================================
Net Assets               Partners' capital ..................................................                 $1,288,644,183
Consist of:              Unrealized appreciation on investments--net ........................                    348,655,855
                                                                                                              --------------
                         Net assets .........................................................                 $1,637,300,038
                                                                                                              ==============
============================================================================================================================


STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX SERIES             For the Six Months Ended June 30, 1999
============================================================================================================================
Investment Income        Dividends (net of $147,084 foreign withholding tax) ................                 $    9,162,057
(Notes 1c & 1d):         Interest and discount earned .......................................                      1,307,204
                         Other ..............................................................                         51,257
                                                                                                              --------------
                         Total income .......................................................                     10,520,518
                                                                                                              --------------
============================================================================================================================
Expenses:                Investment advisory fees (Note 2) ..................................   $    352,312
                         Accounting services (Note 2) .......................................        148,899
                         Custodian fees .....................................................         67,990
                         Professional fees ..................................................         23,053
                         Trustees' fees and expenses ........................................          1,958
                         Amortization of organization expenses (Note 1e) ....................          1,480
                         Pricing fees .......................................................            757
                         Other ..............................................................          3,480
                                                                                                ------------
                         Total expenses .....................................................                        599,929
                                                                                                              --------------
                         Investment income--net .............................................                      9,920,589
                                                                                                              --------------
============================================================================================================================
Realized &               Realized gain from investments--net ................................                      1,464,026
Unrealized Gain on       Change in unrealized appreciation on investments--net ..............                    157,390,251
Investments--Net                                                                                              --------------
(Notes 1b, 1d & 3):      Net Increase in Net Assets Resulting from Operations ...............                 $  168,774,866
                                                                                                              ==============
============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                        For the Six        For the
S&P 500                                                                                             Months Ended       Year Ended
INDEX SERIES             Increase (Decrease) in Net Assets:                                         June 30, 1999     Dec. 31, 1998
====================================================================================================================================
Operations:              Investment income--net .............................................      $    9,920,589    $   14,156,369
                         Realized gain on investments--net ..................................           1,464,026        38,594,945
                         Change in unrealized appreciation on investments--net ..............         157,390,251       145,214,729
                                                                                                   --------------    --------------
                         Net increase in net assets resulting from operations ...............         168,774,866       197,966,043
                                                                                                   --------------    --------------
====================================================================================================================================
Net Capital              Increase in net assets derived from net capital contributions ......         350,304,706       317,453,922
Contributions:                                                                                     --------------    --------------

====================================================================================================================================
Net Assets:              Total increase in net assets .......................................         519,079,572       515,419,965
                         Beginning of period ................................................       1,118,220,466       602,800,501
                                                                                                   --------------    --------------
                         End of period ......................................................      $1,637,300,038    $1,118,220,466
                                                                                                   ==============    ==============
====================================================================================================================================


FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                   For the Six         For the         For the Period
S&P 500                  The following ratios have been derived from            Months Ended      Year Ended      April 3, 1997+ to
INDEX SERIES             information provided in the financial statements.     June 30, 1999     Dec. 31, 1998      Dec. 31, 1997
====================================================================================================================================
Ratios to Average        Expenses, net of reimbursement ....................           .09%*             .10%                .12%*
Net Assets:                                                                     ===========       ===========         ===========
                         Expenses ..........................................           .09%*             .10%                .17%*
                                                                                ===========       ===========         ===========
                         Investment income--net ............................          1.41%*            1.56%               1.99%*
                                                                                ===========       ===========         ===========
====================================================================================================================================
Supplemental             Net assets, end of period (in thousands) ..........    $ 1,637,300       $ 1,118,220         $   602,801
Data:                                                                           ===========       ===========         ===========
                         Portfolio turnover ................................          8.71%            25.97%              24.31%
                                                                                ===========       ===========         ===========
====================================================================================================================================

                       * Annualized.
                       + Commencement of operations.

                         See Notes to Financial Statements.


                                    16 & 17

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1999

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1999 were $484,027,652 and $118,593,768, respectively.

Net realized gains (losses) for the six months ended June 30, 1999 and net unrealized gains as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                               Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................       $ (1,325,562)       $347,529,758
Financial futures contracts .............          2,789,588           1,126,097
                                                ------------        ------------
Total ...................................       $  1,464,026        $348,655,855
                                                ============        ============
--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $347,529,758, of which $372,847,762 related to appreciated securities and $25,318,004 related to depreciated securities. At June 30, 1999, the aggregate cost of investments for Federal income tax purposes was $1,293,799,858.


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 4--6/99


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